Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Stock Prior To and Immediately After Stock Split

The capital stock of the Company prior to and immediately after the Stock Split is as follows:

Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%
Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.111%
L	Public float	2,626,040,325	15.625%	0%
Total		16,806,658,096	100%	100%

Summary of Basic and Diluted Earnings per Share

Earnings amounts per share type are as follows:

	2018
	Per series		Per series		Per series		Per series
	“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net income	Ps.	7,116	Ps.	4,186	Ps.	1,413	Ps.	2,355

Consolidated net income attributable to equity holders of the parent-continuing operations		5,164		3,038		1,025		1,709
Consolidated net income attributable to equity holders of the parent-discontinued operation		1,405		826		279		465
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2017
	Per series		Per series		Per series		Per series
	“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net loss	Ps.	(5,519)	Ps.	(3,247)	Ps.	(1,083)	Ps.	(1,805)

Consolidated net loss attributable to equity holders of the parent-continuing operations		(7,606)		(4,474)		(1,492)		(2,486)
Consolidated net income attributable to equity holders of the parent-discontinued operation		1,542		907		303		504
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,557		2,595

	2016
	Per series		Per series		Per series		Per series
	“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net income	Ps.	5,038	Ps.	2,963	Ps.	950	Ps.	1,576

Consolidated net loss attributable to equity holders of the parent-continuing operations		4,819		2,835		906		1,510
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) (1)		7,937		4,668		1,492		2,486

(1)	Includes the diluted effect associated to the commitment to deliver 27.9 million of KOF L shares.